Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

15 Inventories

	2022	2021	2020
	$m	$m	$m
Raw materials and consumables	1,422	1,755	1,262
Inventories in process	1,864	5,216	1,331
Finished goods and goods for resale	1,413	2,012	1,431
Inventories	4,699	8,983	4,024

The Group recognised $9,618m (2021: $9,640m; 2020: $3,110m) of inventories as an expense within Cost of sales during the year.

Inventory write-offs in the year amounted to $479m (2021: $552m; 2020: $149m).